NET LOSS PER SHARE	6 Months Ended
Sep. 30, 2025
Net loss per share:-
NET LOSS PER SHARE

NOTE – 9 NET LOSS PER SHARE

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. The following table sets forth the computation of basic and diluted net loss per share for the six months ended September 30, 2024 and 2025:

	Six Months ended September 30,
	2024	2025	2025
	HKD	HKD	USD

Net loss attributable to ordinary shareholders	$(17,354,044)	$(17,548,913)	$(2,249,860)

Weighted average ordinary shares outstanding – Basic	11,695,407	43,850,285	43,850,285
– Diluted	15,295,407	43,850,285	43,850,285

Net loss per share – Basic and diluted
– Basic	$(1.48)	$(0.40)	$(0.05)
– Diluted	$(1.48)	$(0.40)	$(0.05)

During the six months ended September 30, 2024 and 2025, there is no dilution on the EPS as the Company is loss making and it is antidilutive.